TAXES ON INCOME (Schedule of Domestic and Foreign Components of Income (Loss) Before Income Taxes) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Domestic	$ 2,134	$ 8,876	$ (7,874)
Foreign	2,951	1,691	2,247
Income (loss) before income taxes	$ 5,085	$ 10,567	$ (5,627)